Cover	May 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	EXTERRAN CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3282259
Entity Address, Address Line One	11000 Equity Drive
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	281
Local Phone Number	836-7000
Title of each class	Common Stock, $0.01 par value per share
Trading Symbol	EXTN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-36875
Entity Central Index Key	0001635881
Amendment Flag	false